SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Payment due period from receipt of invoice, per standard billing terms	30 days
Unbilled accounts receivable	$ 454	$ 358
Practical expedient, financing components	true
Minimum | Services
SIGNIFICANT ACCOUNTING POLICIES
Contract term, low end of range	1 year
Maximum | Services
SIGNIFICANT ACCOUNTING POLICIES
Contract term, high end of range	10 years